Cover	Feb. 15, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2023
Entity File Number	001-40901
Entity Registrant Name	LUCID DIAGNOSTICS INC.
Entity Central Index Key	0001799011
Entity Tax Identification Number	82-5488042
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	360 Madison Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	949-4319
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	LUCD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	One Grand Central Place
Entity Address, Address Line Two	Suite 4600
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10165